Related Party Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure

3.   RELATED PARTY TRANSACTIONS

A total of $11,338 interest is payable at March 31, 2012 to the Company’s former Chief Operating Officer in connection with the settlement of notes payable in gold settled in 2011 and $10,029 is payable to this officer in connection with consulting work that he provided during the three months ended March 31, 2012. These amounts are included in related party payable.

An amount of $11,628 had been accrued for fees due to the Company’s Chief Financial Officer at December 31, 2011.  This total was paid in cash during 2012, and at March 31, 2012, $7,763 had been accrued for services performed during the three months ended March 31, 2012.  This amount is included in related party payable.

A total of $28,900 had been accrued for directors fees at December 31, 2011.  For the three months ended March 31, 2012, an additional $6,400 has been accrued for services performed during the period, for a total of $35,300 which is included in accounts payable.

4.   RELATED PARTY TRANSACTIONS

In connection with the employment of the President and Chief Executive Officer (“CEO”) in October 2009, the Company issued 750,000 options as described in Note 8, which vested in three equal tranches, the final of which vested in October 2011. The CEO elected to defer his salary until the Company was successful in securing financing sufficient to fund future operations. Near the end of the fourth quarter of 2010, the Company began to pay accrued amounts, and at December 31, 2010, a total of $171,290 of deferred salary had been accrued and remained unpaid. During 2011, the total was paid in full.

Pursuant to terms of his contract, the Company’s now-former Chief Operating Officer (“COO”) elected to accrue fees owed to him until such time as the Company had sufficient cash reserves to pay them. Near the end of the fourth quarter of 2010, the Company began to pay accrued amounts, and at December 31, 2010, a total of $294,372 of deferred salary included in related party payable had been accrued and remained unpaid. During 2011, the total was paid in full. Additionally, there is $11,338 interest payable to this former officer in connection with the settlement of notes payable in gold, as described in Note 5 below and $4,800 payable to this officer in connection with consulting work that he provided during 2011.  These amounts are included in related party payable at December 31, 2011.

An amount of $69,980 had been accrued for fees due to the Company’s Chief Financial Officer (“CFO”) at December 31, 2010. This total was paid in cash during 2011, and at December 31, 2011, $11,628 has been accrued for fees for services performed in 2011 and is included in the related party payable.

A total of $16,499 had been accrued for directors and related party consultants at December 31, 2010.  This total was paid in cash during 2011 and at December 31, 2001, $2,638 had been accrued for services performed in 2011; these amounts are included in the related party payable.